Cash and Cash Equivalents - Schedule of Cash And Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1],[2]	Dec. 31, 2020	[1]
Disclosure Of Financial Assets [Line Items]
Cash equivalents	$ 78,317	$ 18,368
Total cash and cash equivalents	106,007	79,010	[1],[2]	$ 267,716		$ 154,803
UNITED STATES
Disclosure Of Financial Assets [Line Items]
Cash at bank	10,767	50,739
PRC
Disclosure Of Financial Assets [Line Items]
Cash at bank	15,614	9,169
AUSTRALIA
Disclosure Of Financial Assets [Line Items]
Cash at bank	$ 1,309	$ 734

[1]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of cash flows for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.

[2]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated balance sheets as of January 1, 2022 and December 31, 2022 have been re-presented to reflect the Group's change in presentation currency.